Property, plant and equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		$ 93.7
Property, plant and equipment, end of period		75.4	$ 93.7
Depreciation		33.7	42.0
Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		213.3	224.7
Acquisitions		0.1
Additions		17.7	36.1
Other	[1]		(9.8)
Disposals		(19.3)	(37.9)
Effects of movements in exchange rates		3.5	0.2
Transferred to current assets classified as held for sale		(6.4)
Property, plant and equipment, end of period		208.9	213.3
Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		(119.6)	(109.7)
Disposals		18.1	32.3
Charge for the year		(33.7)	(42.0)
Effects of movements in exchange rates		(2.1)	(0.2)
Transferred to current assets classified as held for sale		3.8
Property, plant and equipment, end of period		(133.5)	(119.6)
Freehold Land and Buildings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		11.5
Property, plant and equipment, end of period		11.8	11.5
Freehold Land and Buildings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		14.0	14.0
Acquisitions		0.0
Additions		0.0	0.0
Other	[1]		0.0
Disposals		0.0	0.0
Effects of movements in exchange rates		0.8	0.0
Transferred to current assets classified as held for sale		0.0
Property, plant and equipment, end of period		14.8	14.0
Freehold Land and Buildings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		(2.5)	(2.2)
Disposals		0.0	0.0
Charge for the year		(0.4)	(0.3)
Effects of movements in exchange rates		(0.1)	0.0
Transferred to current assets classified as held for sale		0.0
Property, plant and equipment, end of period		(3.0)	(2.5)
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		36.3
Property, plant and equipment, end of period		23.8	36.3
Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		83.6	103.7
Acquisitions		0.0
Additions		1.2	4.8
Other	[1]		(9.8)
Disposals		(4.5)	(15.3)
Effects of movements in exchange rates		0.6	0.2
Transferred to current assets classified as held for sale		(4.1)
Property, plant and equipment, end of period		76.8	83.6
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		(47.3)	(46.5)
Disposals		3.6	11.0
Charge for the year		(10.9)	(11.9)
Effects of movements in exchange rates		(0.2)	0.1
Transferred to current assets classified as held for sale		1.8
Property, plant and equipment, end of period		(53.0)	(47.3)
Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		38.4
Property, plant and equipment, end of period		33.7	38.4
Computer Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		107.9	93.8
Acquisitions		0.0
Additions		15.6	28.4
Other	[1]		0.0
Disposals		(14.0)	(14.1)
Effects of movements in exchange rates		1.9	(0.2)
Transferred to current assets classified as held for sale		(2.3)
Property, plant and equipment, end of period		109.1	107.9
Computer Equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		(69.5)	(55.4)
Disposals		14.0	13.5
Charge for the year		(20.3)	(27.6)
Effects of movements in exchange rates		(1.6)	0.0
Transferred to current assets classified as held for sale		2.0
Property, plant and equipment, end of period		(75.4)	(69.5)
Fixtures and Fittings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		7.5
Property, plant and equipment, end of period		6.1	7.5
Fixtures and Fittings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		7.8	13.2
Acquisitions		0.1
Additions		0.9	2.9
Other	[1]		0.0
Disposals		(0.8)	(8.5)
Effects of movements in exchange rates		0.2	0.2
Transferred to current assets classified as held for sale		0.0
Property, plant and equipment, end of period		8.2	7.8
Fixtures and Fittings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		(0.3)	(5.6)
Disposals		0.5	7.8
Charge for the year		(2.1)	(2.2)
Effects of movements in exchange rates		(0.2)	(0.3)
Transferred to current assets classified as held for sale		0.0
Property, plant and equipment, end of period		(2.1)	(0.3)
IFRS 16 [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period			115.0
Property, plant and equipment, end of period
IFRS 16 [Member] | Freehold Land and Buildings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period			11.8
Property, plant and equipment, end of period
IFRS 16 [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period			57.2
Property, plant and equipment, end of period
IFRS 16 [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period			38.4
Property, plant and equipment, end of period
IFRS 16 [Member] | Fixtures and Fittings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period			7.6
Property, plant and equipment, end of period
Previously Stated [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		93.7	140.5
Property, plant and equipment, end of period			93.7
Previously Stated [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period			285.1
Property, plant and equipment, end of period
Previously Stated [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period			(144.6)
Property, plant and equipment, end of period
Previously Stated [Member] | Freehold Land and Buildings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		11.5	11.8
Property, plant and equipment, end of period			11.5
Previously Stated [Member] | Freehold Land and Buildings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period			14.0
Property, plant and equipment, end of period
Previously Stated [Member] | Freehold Land and Buildings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period			(2.2)
Property, plant and equipment, end of period
Previously Stated [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		36.3	61.8
Property, plant and equipment, end of period			36.3
Previously Stated [Member] | Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period			113.5
Property, plant and equipment, end of period
Previously Stated [Member] | Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period			(51.7)
Property, plant and equipment, end of period
Previously Stated [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		38.4	59.3
Property, plant and equipment, end of period			38.4
Previously Stated [Member] | Computer Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period			144.4
Property, plant and equipment, end of period
Previously Stated [Member] | Computer Equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period			(85.1)
Property, plant and equipment, end of period
Previously Stated [Member] | Fixtures and Fittings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		$ 7.5	7.6
Property, plant and equipment, end of period			7.5
Previously Stated [Member] | Fixtures and Fittings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period			13.2
Property, plant and equipment, end of period
Previously Stated [Member] | Fixtures and Fittings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period			(5.6)
Property, plant and equipment, end of period
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[2]		(25.5)
Property, plant and equipment, end of period
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[2]		(60.4)
Property, plant and equipment, end of period
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[2]		(34.9)
Property, plant and equipment, end of period
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Freehold Land and Buildings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[2]		0.0
Property, plant and equipment, end of period
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Freehold Land and Buildings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[2]		0.0
Property, plant and equipment, end of period
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Freehold Land and Buildings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[2]		0.0
Property, plant and equipment, end of period
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[2]		(4.6)
Property, plant and equipment, end of period
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[2]		(9.8)
Property, plant and equipment, end of period
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[2]		(5.2)
Property, plant and equipment, end of period
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[2]		(20.9)
Property, plant and equipment, end of period
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Computer Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[2]		(50.6)
Property, plant and equipment, end of period
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Computer Equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[2]		(29.7)
Property, plant and equipment, end of period
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Fixtures and Fittings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[2]		0.0
Property, plant and equipment, end of period
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Fixtures and Fittings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[2]		0.0
Property, plant and equipment, end of period
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Fixtures and Fittings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[2]		$ 0.0
Property, plant and equipment, end of period

[1]	Other movements of $9.8million relates to amounts received in relation to the reimbursement of leasehold improvement costs.
[2]	Property, plant and equipment held under finance leases and hire purchase contracts under IAS 17 and assets recognized in relation to asset retirement obligations on leased asset have been reclassified to right-of-use assets following the adoption of IFRS 16 on November 1, 2019.